UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21292
                                                    -----------

                            Ned Davis Research Funds
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                        -------
             COMMON STOCKS -- 62.3%
             AEROSPACE -- 2.1%
        100  Alliant Techsystems Inc.+ ......... $    7,465
        400  Boeing Co. ........................     27,180
        100  DRS Technologies Inc. .............      4,936
        100  General Dynamics Corp. ............     11,955
        400  Goodrich Corp. ....................     17,736
        400  Lockheed Martin Corp. .............     24,416
        200  Northrop Grumman Corp. ............     10,870
        300  Raytheon Co. ......................     11,406
        100  Rockwell Collins Inc. .............      4,832
        300  United Technologies Corp. .........     15,552
                                                 ----------
                                                    136,348
                                                 ----------
             AUTOMOTIVE -- 0.1%
        100  PACCAR Inc. .......................      6,789
                                                 ----------
             BUILDING AND CONSTRUCTION -- 1.0%
        100  Florida Rock Industries Inc. ......      6,409
        100  Granite Construction Inc. .........      3,824
        300  Lafarge North America Inc. ........     20,283
        100  Martin Marietta Materials Inc. ....      7,846
        400  Vulcan Materials Co. ..............     29,684
                                                 ----------
                                                     68,046
                                                 ----------
             BUSINESS SERVICES -- 1.0%
        400  Advisory Board Co.+ ...............     20,816
        200  Digital Insight Corp.+ ............      5,212
        200  Fluor Corp. .......................     12,876
        100  Jacobs Engineering Group Inc.+ ....      6,740
        400  SAP AG, ADR .......................     17,332
                                                 ----------
                                                     62,976
                                                 ----------
             COMMUNICATIONS EQUIPMENT -- 0.8%
        400  Corning Inc.+ .....................      7,732
        300  L-3 Communications Holdings Inc. ..     23,721
        600  Motorola Inc. .....................     13,254
        200  QUALCOMM Inc. .....................      8,950
                                                 ----------
                                                     53,657
                                                 ----------
             COMPUTER HARDWARE -- 1.1%
      1,300  Hewlett-Packard Co. ...............     37,960
        800  Intel Corp. .......................     19,720
        100  International Business
              Machines Corp. ...................      8,022
        300  Western Digital Corp.+ ............      3,879
                                                 ----------
                                                     69,581
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- 5.9%
        200  Activision Inc.+ ..................      4,090
        800  Adobe Systems Inc. ................     23,880
        100  Advent Software Inc.+ .............      2,694
        400  ANSYS Inc.+ .......................     15,396
        200  Autodesk Inc. .....................      9,288
      1,500  BEA Systems Inc.+ .................     13,470
        500  Cadence Design Systems Inc.+ ......      8,080

                                                    MARKET
     SHARES                                         VALUE*
     ------                                        -------
        400  Cisco Systems Inc.+ ............... $    7,172
        600  Citrix Systems Inc.+ ..............     15,084
        100  Computer Associates
              International Inc. ...............      2,781
        800  Compuware Corp.+ ..................      7,600
        500  EMC Corp.+ ........................      6,470
        200  FactSet Research Systems Inc. .....      7,048
        200  Fair Isaac Corp. ..................      8,960
        300  FileNET Corp.+ ....................      8,370
        200  Hyperion Solutions Corp.+ .........      9,730
        400  Intuit Inc.+ ......................     17,924
        200  McAfee Inc.+ ......................      6,284
        500  Mentor Graphics Corp.+ ............      4,300
      3,200  Microsoft Corp. ...................     82,336
        100  MicroStrategy Inc., Cl. A+ ........      7,029
        200  NAVTEQ Corp.+ .....................      9,990
      1,700  Oracle Corp.+ .....................     21,063
        200  Progress Software Corp.+ ..........      6,354
        500  Quest Software Inc.+ ..............      7,535
        500  Reynolds & Reynolds Co., Cl. A ....     13,705
        300  Salesforce.com Inc.+ ..............      6,936
        200  THQ Inc.+ .........................      4,264
        400  TIBCO Software Inc.+ ..............      3,344
        400  VeriSign Inc.+ ....................      8,548
        800  WebMD Corp.+ ......................      8,864
        200  Websense Inc.+ ....................     10,242
        600  Yahoo! Inc.+ ......................     20,304
                                                 ----------
                                                    389,135
                                                 ----------
             CONSUMER PRODUCTS -- 0.9%
        400  Altria Group Inc. .................     29,484
        200  Emerson Electric Co. ..............     14,360
        200  Procter & Gamble Co. ..............     11,892
                                                 ----------
                                                     55,736
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 1.8%
      2,900  General Electric Co. ..............     97,643
        200  Honeywell International Inc. ......      7,500
        100  Rockwell Automation Inc. ..........      5,290
        200  Roper Industries Inc. .............      7,858
                                                 ----------
                                                    118,291
                                                 ----------
             ELECTRONICS -- 0.4%
        200  AMETEK Inc. .......................      8,594
        100  ATMI Inc.+ ........................      3,100
        400  Emulex Corp.+ .....................      8,084
        100  Texas Instruments Inc. ............      3,390
                                                 ----------
                                                     23,168
                                                 ----------
             ENERGY AND UTILITIES -- 15.9%
        100  AGL Resources Inc. ................      3,711
        300  Allegheny Energy Inc.+ ............      9,216
        100  ALLETE Inc. .......................      4,581
        500  Alliant Energy Corp. ..............     14,565
        400  Ameren Corp. ......................     21,396

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
        400  American Electric Power Co. Inc. .. $   15,880
      1,000  Aqua America Inc. .................     38,020
        500  BP plc, ADR .......................     35,425
      1,300  Chevron Corp. .....................     84,149
        100  CNOOC Ltd., ADR ...................      7,219
        800  ConocoPhillips ....................     55,928
        100  Constellation Energy Group ........      6,160
        100  Cooper Cameron Corp.+ .............      7,393
        300  Dominion Resources Inc. ...........     25,842
      1,000  Duke Energy Corp. .................     29,170
        300  E.ON AG, ADR ......................      9,225
        600  Exelon Corp. ......................     32,064
      2,800  Exxon Mobil Corp. .................    177,912
        500  FirstEnergy Corp. .................     26,060
        200  FMC Technologies Inc.+ ............      8,422
        300  FPL Group Inc. ....................     14,280
        200  Great Plains Energy Inc. ..........      5,982
        400  Halliburton Co. ...................     27,408
        400  Kinder Morgan Inc. ................     38,464
        100  Marathon Oil Corp. ................      6,893
        300  MDU Resources Group Inc. ..........     10,695
        100  Nicor Inc. ........................      4,203
        600  NiSource Inc. .....................     14,550
        300  NRG Energy Inc.+ ..................     12,780
        300  PG&E Corp. ........................     11,775
        600  Piedmont Natural Gas Co. Inc. .....     15,102
        100  PNM Resources Inc. ................      2,867
        200  PPL Corp. .........................      6,466
        600  Royal Dutch Shell plc, Cl. A, ADR .     39,384
        300  Schlumberger Ltd. .................     25,314
        100  Sempra Energy .....................      4,706
        400  South Jersey Industries Inc. ......     11,656
        400  Southwest Gas Corp. ...............     10,956
        700  Southwest Water Co. ...............     10,150
        100  Sunoco Inc. .......................      7,820
        300  Todco, Cl. A ......................     12,513
        200  Total SA, ADR .....................     27,164
        200  TXU Corp. .........................     22,576
        900  UGI Corp. .........................     25,388
        400  Vectren Corp. .....................     11,340
        200  Whiting Petroleum Corp.+ ..........      8,768
        600  WPS Resources Corp. ...............     34,680
                                                 ----------
                                                  1,036,218
                                                 ----------
             EQUIPMENT AND SUPPLIES -- 1.4%
        500  American Power Conversion Corp. ...     12,950
        700  Caterpillar Inc. ..................     41,125
        300  Lennox International Inc. .........      8,223
        300  Precision Castparts Corp. .........     15,930
        100  Toro Co. ..........................      3,676
        200  Watsco Inc. .......................     10,622
                                                 ----------
                                                     92,526
                                                 ----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                        -------
             EXCHANGE TRADED FUNDS -- 2.1%
     11,500  iShares MSCI Japan Index .......... $  140,185
                                                 ----------
             FINANCIAL SERVICES -- 10.9%
        200  A.G. Edwards Inc. .................      8,762
        700  American International Group Inc. .     43,372
        900  Apollo Investment Corp. ...........     17,820
        700  Assurant Inc. .....................     26,642
        800  Axa, ADR ..........................     22,024
        500  Bank of America Corp. .............     21,050
        100  Bear Stearns Companies Inc. .......     10,975
        200  CIGNA Corp. .......................     23,572
        500  CIT Group Inc. ....................     22,590
      2,000  Citigroup Inc. ....................     91,040
      1,400  E*TRADE Financial Corp.+ ..........     24,640
        500  Genworth Financial Inc., Cl. A ....     16,120
        400  Goldman Sachs Group Inc. ..........     48,632
        200  Hartford Financial
              Services Group Inc. ..............     15,434
        300  Horace Mann Educators Corp. .......      5,934
        800  ING Groep NV, ADR .................     23,832
        400  Investment Technology Group Inc.+ .     11,840
        200  Jefferies Group Inc. ..............      8,710
        500  JPMorgan Chase & Co. ..............     16,965
        400  Lehman Brothers Holdings Inc. .....     46,592
        200  Loews Corp. .......................     18,482
        900  Merrill Lynch & Co. Inc. ..........     55,215
        500  MetLife Inc. ......................     24,915
        500  Moody's Corp. .....................     25,540
        500  Morgan Stanley ....................     26,970
        300  Nasdaq Stock Market Inc.+ .........      7,605
      1,500  Schwab (Charles) Corp. ............     21,645
        300  UBS AG ............................     25,650
                                                 ----------
                                                    712,568
                                                 ----------
             HEALTH CARE -- 9.4%
        100  Aetna Inc. ........................      8,614
        200  American Healthways Inc.+ .........      8,480
        200  AmerisourceBergen Corp. ...........     15,460
        900  Amgen Inc.+ .......................     71,703
        100  Baxter International Inc. .........      3,987
        200  Cardinal Health Inc. ..............     12,688
        400  Caremark Rx Inc.+ .................     19,972
        100  Cerner Corp.+ .....................      8,693
        100  Chemed Corp. ......................      4,334
        100  Covance Inc.+ .....................      4,799
        200  Coventry Health Care Inc.+ ........     17,204
        300  DaVita Inc.+ ......................     13,821
        400  Express Scripts Inc.+ .............     24,880
        100  Genesis HealthCare Corp.+ .........      4,032
        400  Genzyme Corp.+ ....................     28,656
        200  Gilead Sciences Inc.+ .............      9,752
        300  Health Net Inc.+ ..................     14,196
        200  Henry Schein Inc.+ ................      8,524
        400  Hospira Inc.+ .....................     16,388

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE  (CONTINUED)
        100  Humana Inc.+ ...................... $    4,788
        400  Johnson & Johnson .................     25,312
        100  Laboratory Corporation of
              America Holdings+ ................      4,871
        400  Lincare Holdings Inc.+ ............     16,420
        200  Magellan Health Services Inc.+ ....      7,030
        400  McKesson Corp. ....................     18,980
        600  Medco Health Solutions Inc.+ ......     32,898
        600  MedImmune Inc.+ ...................     20,190
        500  Medtronic Inc. ....................     26,810
      1,100  Pfizer Inc. .......................     27,467
        200  Pharmaceutical Product
              Development Inc.+ ................     11,502
        200  Psychiatric Solutions Inc.+ .......     10,846
        200  Quest Diagnostics Inc. ............     10,108
        200  ResMed Inc.+ ......................     15,930
        900  UnitedHealth Group Inc. ...........     50,580
        400  WellPoint Inc.+ ...................     30,328
                                                 ----------
                                                    610,243
                                                 ----------
             HOTELS AND GAMING -- 0.1%
        200  Penn National Gaming Inc.+ ........      6,222
                                                 ----------
             METALS AND MINING -- 2.8%
        200  Alcoa Inc. ........................      4,884
      1,000  Barrick Gold Corp. ................     29,050
        600  Glamis Gold Ltd.+ .................     13,260
        700  Goldcorp Inc. .....................     14,028
      1,900  Kinross Gold Corp.+ ...............     14,592
      1,400  Newmont Mining Corp. ..............     66,038
        100  Nucor Corp. .......................      5,899
        200  Rio Tinto plc, ADR ................     32,860
        300  USEC Inc. .........................      3,348
                                                 ----------
                                                    183,959
                                                 ----------
             REAL ESTATE -- 0.2%
        300  CB Richard Ellis Group Inc.,
              Cl. A+ ...........................     14,760
                                                 ----------
             RETAIL -- 1.8%
        100  Abercrombie & Fitch Co., Cl. A ....      4,985
         50  Advance Auto Parts Inc.+ ..........      1,934
        200  American Eagle Outfitters Inc. ....      4,706
        100  CarMax Inc.+ ......................      3,127
        300  CVS Corp. .........................      8,703
        200  J.C. Penney Co. Inc. ..............      9,484
        200  Kohl's Corp.+ .....................     10,036
        300  Lowe's Companies Inc. .............     19,320
        600  Nordstrom Inc. ....................     20,592
        200  Sherwin-Williams Co. ..............      8,814
        600  The Home Depot Inc. ...............     22,884
        100  Wal-Mart Stores Inc. ..............      4,382
                                                 ----------
                                                    118,967
                                                 ----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                        -------
             TELECOMMUNICATIONS -- 0.3%
        100  Sprint Nextel Corp. ............... $    2,378
        400  Telephone & Data Systems Inc. .....     15,600
                                                 ----------
                                                     17,978
                                                 ----------
             TRANSPORTATION -- 1.5%
        700  Burlington Northern
              Santa Fe Corp. ...................     41,860
        400  CSX Corp. .........................     18,592
        700  Norfolk Southern Corp. ............     28,392
        100  Union Pacific Corp. ...............      7,170
                                                 ----------
                                                     96,014
                                                 ----------
             WIRELESS COMMUNICATIONS -- 0.8%
      1,000  China Mobile (Hong Kong)
              Ltd., ADR ........................     24,640
        100  Nextel Partners Inc., Cl. A+ ......      2,510
        900  Vodafone Group plc, ADR ...........     23,373
                                                 ----------
                                                     50,523
                                                 ----------
             TOTAL COMMON STOCKS ...............  4,063,890
                                                 ----------
  PRINCIPAL
   AMOUNT
  -------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
             FEDERAL NATIONAL
             MORTGAGE ASSOCIATION -- 4.1%
 $  125,000   5.000%, 04/15/15 .................    128,818
    115,000   6.625%, 11/15/30 .................    142,439
                                                 ----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..............    271,257
                                                 ----------
             U.S. GOVERNMENT OBLIGATIONS -- 33.6%
             U.S. TREASURY BILLS -- 18.8%
  1,233,000  U.S. Treasury Bills,
              3.135% to 3.570%++,
              10/13/05 to 01/19/06 (a) .........  1,223,997
                                                 ----------
             U.S. TREASURY BONDS -- 14.8%
     99,000   7.250%, 05/15/16 .................    122,501
    160,000   8.750%, 05/15/17 .................    221,700
    185,000   8.750%, 05/15/20 .................    267,065
    285,000   6.250%, 05/15/30 .................    353,968
                                                 ----------
                                                    965,234
                                                 ----------
             TOTAL U.S. GOVERNMENT
              OBLIGATIONS ......................  2,189,231
                                                 ----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $6,328,521) ................ $6,524,378
                                                 ==========
------------------
              For Federal tax purposes:
              Aggregate cost ................... $6,328,521
                                                 ==========
              Gross unrealized appreciation .... $  234,601
              Gross unrealized depreciation ....    (38,744)
                                                 ----------
              Net unrealized appreciation
               (depreciation) .................. $  195,857
                                                 ==========

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    NUMBER OF                        EXPIRATION  UNREALIZED
    CONTRACTS                           DATE    APPRECIATION
    ---------                         --------  ------------

             FUTURES CONTRACTS -- LONG POSITION -- 0.0%
          3  S & P 500 E-Mini
               Future .............. 12/16/2005  $    2,115
                                                 ==========
------------------
 (a) At September 30, 2005, $139,500 principal was pledged as collateral for futures contracts.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ned Davis Research Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date   November 28, 2005
     ---------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.